TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
TAXATION
Current tax expense			$ (7,016,611)	$ (1,452,477)
Deferred tax			(789,984)	944,555
Income tax expenses	$ 955,832	$ 5,189,627	$ (7,806,595)	$ (507,922)